SHORT-TERM CONVERTIBLE DEBT (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Total Convertible Notes Payable
Convertible notes payable	$ 33	$ 586	$ 380
Shenghuo
Convertible notes payable	0	513	432
Auctus
Convertible notes payable	113	0
Eagle
Convertible notes payable	0	26	3
Adar
Convertible notes payable	0	85	0
Debt Discount and Issuance Costs to be Amortized
Convertible notes payable	(23)	(9)	(10)
Debt Discount Related to Beneficial Conversion
Convertible notes payable	$ (57)	$ (29)	$ (45)